Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
Organization
VPC Impact Acquisition Holdings (“VIH”) was a blank check company incorporated as a Cayman Islands exempted company on July 31, 2020. VIH was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities.
On October 15, 2021 (the “Closing Date”), VIH and Bakkt Opco Holdings, LLC (then known as Bakkt Holdings, LLC, “Opco”) and its operating subsidiaries consummated a business combination (the “VIH Business Combination”) contemplated by the definitive Agreement and Plan of Merger entered into on January 11, 2021 (as amended, the “Merger Agreement”). In connection with the VIH Business Combination, VIH changed its name to “Bakkt Holdings, Inc.” and changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware (the “Domestication”).
Unless the context otherwise provides, “we,” “us,” “our,” “Bakkt”, the “Company” and like terms refer to Bakkt Holdings, Inc. and its subsidiaries, including Opco.
Immediately following the Domestication, we became organized in an umbrella partnership corporation, or “up-C,” structure in which substantially all of our assets and business are held by Opco, and our only direct assets consist of common units in Opco (“Opco Common Units”), which are non-voting interests in Opco, and the managing member interest in Opco.
In connection with the VIH Business Combination, a portion of VIH shares were exchanged for cash for shareholders who elected to execute their redemption right. The remaining VIH shares were exchanged for newly issued shares of our Class A common stock. Additionally, all outstanding membership interests and rights to acquire membership interests in Opco were exchanged for Opco Common Units and an equal number of newly issued shares of our Class V common stock. The existing owners of Opco other than Bakkt are considered noncontrolling interests in the accompanying consolidated financial statements (the “financial statements”).
On April 1, 2023 we completed the acquisition of 100% of the ownership interests of Apex Crypto LLC ("Apex Crypto") and subsequently changed the name of the legal entity to Bakkt Crypto Solutions, LLC ("Bakkt Crypto"), effective June 12, 2023.
Description of Business
We provide, or are working to provide, simplified solutions focused in the following areas:
Crypto
•Trading. Our platform provides customers with the ability to buy, sell and store crypto via application programming interfaces or embedded web experience. We enable clients in various industries to provide their customers with the ability to transact in crypto directly in their trusted environments. We currently facilitate transactions in the crypto assets listed in the table below.

Crypto Asset	Symbol
Aave	AAVE
Cardano	ADA
Algorand	ALGO
Arbitrum	ARB
Cosmos	ATOM
Avalanche	AVAX
Basic Attention Token	BAT
Bitcoin Cash	BCH
BONK	BONK
Bitcoin	BTC
Dogecoin	DOGE
Polka Dot	DOT
EOS	EOS
Ethereum Classic	ETC
Ethereum	ETH
Fantom	FTM**
The Graph	GRT
Hedera	HBAR
Lido DAO	LDO
Chainlink	LINK
Litecoin	LTC
NEAR Protocol	NEAR
Optimism	OP
Pepe Coin	PEPE
Shiba Inu	SHIB
Solana	SOL
Sui	SUI
TRUMP	$TRUMP
Uniswap	UNI
USD Coin	USDC
WIF	WIF
Stellar	XLM
Ripple	XRP
** Delisted January 19, 2025
•Custody. Prior to November 2024, we offered an institutional-grade qualified custody solution through our subsidiary, Bakkt Trust Company LLC (“Bakkt Trust”), a limited purpose trust company that is supervised by the New York State Department of Financial Services (“NYDFS”) and governed by an independent Board of Managers. In November 2024, we amended Bakkt Trust’s supervisory agreement with NYDFS; this amendment provides for lower capital requirements for Bakkt Trust in exchange for its suspension of all customer activities. Since that time, we have been investigating a possible sale or wind-down and dissolution of Bakkt Trust due to its lack of market traction and high cost of capital (due to regulatory requirements), and in March 2024, we reached a definitive agreement to sell Bakkt Trust to ICE. In connection to the acquisition of Apex Crypto, we acquired third-party custodial relationships with BitGo and Coinbase Custody, which are currently used by Bakkt Crypto for custody and coin transfers, where applicable. In addition, Bakkt Crypto also self-custodies select coins to facilitate consumer withdrawals.
Until October 2, 2023, Bakkt Trust operated, in conjunction with Intercontinental Exchange, Inc. ("ICE"), regulated infrastructure for trading, clearing, and custody services for physically delivered bitcoin futures. Refer to Note 9 for a description of delisting of certain Bakkt Bitcoin futures and option contracts by ICE Futures U.S., Inc. ("IFUS"). Bakkt Crypto holds a New York State virtual currency license (commonly referred to as a "BitLicense"), and money transmitter licenses from all states throughout the U.S. where such licenses are required for the operation of its business and is registered as a money services business with the Financial Crimes Enforcement Network of the United States Department of the Treasury.
As of December 31, 2024, we offer crypto services in the U.S., Latin America, Europe, and Asia.